Government Bonds And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 21,435,936	$ 35,875,353
Government Bonds Collected	(21,419,618)	(3,586,058)
Accrued interests	0	620,211
Interests received from bonds	0	(980,870)
Amortized cost	(17,891)	348,609
Reversal of impairment of bonds	1,573	1,690
Balance at the end of the period	$ 0	$ 32,278,935